Share-based Payment Expense - Summary of Assumptions of Fair Value Options (Detail)	1 Months Ended
	May 31, 2019 EUR (€) yr € / shares	Apr. 30, 2019 EUR (€) yr € / shares	Apr. 30, 2018 EUR (€) yr € / shares
2010 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (€) | € / shares	€ 24.24	€ 23.30	€ 23.39
Risk free interest rate (%)	(0.58%)	(0.56%)	(0.44%)
Expected dividend payments over the expected life (€) | €	€ 2.34	€ 2.34	€ 2.21
Expected volatility (%)	20.00%	19.60%	20.00%
Expected life in years | yr	3	3	3
2010 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract [member]
Disclosure Of Share Based Compensation Expense [line items]
Weighted average exercise price (€) | € / shares	€ 24.24	€ 23.30	€ 23.39
Risk free interest rate (%)	(0.41%)	(0.40%)	(0.06%)
Expected dividend payments over the expected life (€) | €	€ 4.06	€ 4.06	€ 3.83
Expected volatility (%)	21.30%	21.10%	20.50%
Expected life in years | yr	5	5	5